GOODWILL AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 9
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GOODWILL AND INTANGIBLE ASSETS
Goodwill
For the three months ended March 31, 2025 and the twelve months ended December 31, 2024, the changes in carrying amount of goodwill were as follows:

Carrying Value
2025
Goodwill, January 1,	$5,703
Currency translation	14

Goodwill, March 31, 2025	$5,717

Carrying Value
2024
Goodwill, January 1,	$5,749
Currency translation	(46)

Goodwill, December 31, 2024	$5,703

Intangible Assets
The Company’s intangible assets consisted of the following components as of March 31, 2025 and December 31, 2024:

March 31, 2025	Weighted Average Remaining Amortization Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Non-compete agreements	2.9	$145	$(120)	$25
Trade name	6.0	1,635	(785)	850
Customer lists	2.4	3,954	(2,577)	1,377
Developed technology	0.8	657	(653)	4

		$6,391	$(4,135)	$2,256

December 31, 2024	Weighted Average Remaining Amortization Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Non-compete agreements	2.9	$145	$(116)	$29
Trade name	6.1	1,634	(731)	903
Customer lists	2.6	3,952	(2,399)	1,553
Developed technology	1.0	657	(651)	6

		$6,388	$(3,897)	$2,491

Amortization expense for the three months ended March 31, 2025 and 2024 was $238 and $287, respectively. Intangible assets are amortized on a straight-line basis over their estimated useful lives. No impairment in the value of amortizable intangible assets was recognized during the three months ended March 31, 2025 and 2024.
Estimated future amortization expense for intangible assets for the remainder of the fiscal year ending December 31, 2025, and for each of the next fiscal years are as follows:

2025	$632
2026	634
2027	549
2028	130
2029	110
Thereafter	201

$2,256

The change in the book value of amortizable intangible assets is as follows:

	January 1, 2025 Beginning Balance	Amortization	Translation and Other	March 31, 2025 Ending Balance
Non-compete agreements	$29	$(4)	$—	$25
Trade name	903	(54)	1	850
Customer lists	1,553	(178)	2	1,377
Developed technology	6	(2)	—	4

	$2,491	$(238)	$3	$2,256

NOTE 9
-
GOODWILL AND INTANGIBLE ASSETS
Goodwill
The Company recorded goodwill of $
847
on October 31, 2023 in connection with the Singapore Acquisition. See Note 5 for further information on the Singapore Acquisition.

For the years ended December 31, 2024 and 2023, the changes in carrying amount of goodwill were as follows:

	Carrying Value
	2024	2023
Goodwill, January 1	$5,749	$4,875
Acquisition	—	847
Currency translation	(46)	27

Goodwill, December 31	$5,703	$5,749

On October 1, 2024, the Company applied ASC 350, and performed quantitative assessments to determine whether it was more likely than not that the fair value of its reporting units was less than their carrying values. To estimate the fair value of these reporting units, the Company used both an income approach and a market approach. The income approach required management to make significant estimates and judgments regarding future cash flows that were based on a number of factors including actual operating results, forecasted revenue and expenses, discount rate assumptions, and long-term growth rate assumptions. The market approach required the use of multiples based on financial metrics for both acquisitions and peer group companies. The Company did not recognize any impairment of goodwill related to these acquisitions. At the conclusion of its assessment, the Company determined the fair value of the reporting units exceeded their carrying values. As such, the Company determined that no impairment of goodwill had taken place as of December 31, 2024.
Intangible Assets
For the years ended December 31, 2024 and 2023, the Company’s Intangible assets consisted of the following components:

2024	Weighted Average Remaining Amortization Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Non-compete agreements	2.9	$145	$(116)	$29
Trade name	6.1	1,634	(731)	903
Customer lists	2.6	3,952	(2,399)	1,553
Developed technology	1.0	657	(651)	6

		$6,388	$(3,897)	$2,491

2023	Weighted Average Remaining Amortization Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Non-compete agreements	3.4	$147	$(98)	$49
Trade name	6.7	1,638	(515)	1,123
Customer lists	3.5	3,957	(1,690)	2,267
Developed technology	0.9	657	(468)	189

		$6,399	$(2,771)	$3,628

Amortization expense for the years ended December 31, 2024 and 2023 was $1,126 and $1,124, respectively. Intangible assets are amortized on a straight-line basis over their estimated useful lives. No impairment in the value of amortizable intangible assets was recognized during the years ended December 31, 2024 or 2023.
Estimated future amortization expense for intangible assets for the remainder of the fiscal year ending December 31, 2024, and for each of the next fiscal years are as follows:

2025	$868
2026	633
2027	548
2028	129
2029	110
Thereafter	203

$2,491

The change in the book value of amortizable intangible assets is as follows:

	January 1, 2024 Beginning Balance	Acquisition	Amortization	Translation and Other	December 31, 2024 Ending Balance
Non-compete agreements	$49	$—	$(18)	$(2)	$29
Trade name	1,123	—	(216)	(4)	903
Customer lists	2,267	—	(709)	(5)	1,553
Developed technology	189	—	(183)	—	6

	$3,628	$—	$(1,126)	$(11)	$2,491

	January 1, 2023 Beginning Balance	Acquisition	Amortization	Translation and Other	December 31, 2023 Ending Balance
Non-compete agreements	$33	$28	$(14)	$2	$49
Trade name	1,236	87	(202)	2	1,123
Customer lists	2,856	97	(689)	3	2,267
Developed technology	391	—	(219)	17	189

	$4,516	$212	$(1,124)	$24	$3,628